OPERATING LEASES - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Leases [Abstract]
2018	$ 74,992
2019	72,142
2020	69,203
2021	63,735
2022	55,234
Thereafter	$ 140,406